Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Convertible Series A Previously Reported	Preferred Stock Convertible Series A	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit (As Restated) Previously Reported	Accumulated Deficit (As Restated)	Previously Reported	Total
Balance (in Shares) at Dec. 31, 2021				845,456		4,300,000
Balance at Dec. 31, 2021				$ 85		$ 430		$ 461,916		$ (1,331,522)		$ (869,091)
Issuance of warrants as part of bridge loan received								429,284				429,284
Issuance of class A common stock for services				$ 13				216,239				216,252
Issuance of class A common stock for services (in Shares)				125,001
Net Loss										(4,911,926)		(4,911,926)
Balance at Dec. 31, 2022			$ 98	$ 1	$ 430	$ 430	$ 1,107,439	1,107,536	$ (6,243,448)	(6,243,448)	$ (5,135,481)	(5,135,481)
Balance (in Shares) at Dec. 31, 2022			970,457	9,705	4,300,000	4,300,000
Issuance of warrants to CEO								2,701				2,701
Net Loss										(1,538,949)		(1,538,949)
Balance at Mar. 31, 2023				$ 1		$ 430		1,110,663		(7,782,397)		(6,671,729)
Balance (in Shares) at Mar. 31, 2023				9,705		4,300,000
Balance (in Shares) at Dec. 31, 2022			970,457	9,705	4,300,000	4,300,000
Balance at Dec. 31, 2022			$ 98	$ 1	$ 430	$ 430	1,107,439	1,107,536	(6,243,448)	(6,243,448)	(5,135,481)	(5,135,481)
Issuance of warrants to CEO								2,701				2,701
Issuance of class A common stock in connection with initial public offering, net of issuance costs				$ 160				5,439,411				5,439,571
Issuance of class A common stock in connection with initial public offering, net of issuance costs (in Shares)				1,600,000
Conversion of convertible debentures into class A common stock				$ 149				4,414,168				4,414,317
Conversion of convertible debentures into class A common stock (in Shares)				1,495,928
Conversion of class B common stock into class A common stock				$ 41		$ (41)
Conversion of class B common stock into class A common stock (in Shares)				408,500		(408,500)
Issuance of common stock in connection with business acquisition				$ 41				399,959				400,000
Issuance of common stock in connection with business acquisition (in Shares)				408,163
Beneficial conversion feature on convertible debentures								1,569,395				1,569,395
Beneficial conversion feature on convertible series A preferred stock								2,567,866				2,567,866
Issuance of convertible series A preferred stock		$ 44						4,440,644				4,440,688
Issuance of convertible series A preferred stock (in Shares)		442,459
Issuance of class A common stock for services				$ 18				397,874				397,892
Issuance of class A common stock for services (in Shares)				180,192
Conversion of convertible series A preferred stock into class A common stock		$ (6)		$ 198				(192)
Conversion of convertible series A preferred stock into class A common stock (in Shares)		(56,711)		1,978,866
Convertible series A preferred stock cumulative dividends								(92,322)				(92,322)
Convertible series A preferred stock dividend		$ 2						178,921		(178,923)
Convertible series A preferred stock dividend (in Shares)		17,892
Net Loss										(14,792,886)		(14,792,886)
Balance at Dec. 31, 2023	$ 40	$ 40	$ 705	$ 7	$ 389	$ 389	$ 20,425,864	20,426,562	$ (21,215,257)	(21,215,257)	$ (788,259)	(788,259)
Balance (in Shares) at Dec. 31, 2023	403,640	403,640	7,042,106	70,421	3,891,500	38,915
Issuance of class A common stock and pre-funded warrants, net of issuance costs (in Shares)				28,599
Issuance of class A common stock and pre-funded warrants, net of issuance costs				$ 3				3,375,455				3,375,458
Exercise of pre-funded warrants				$ 44				(44)
Exercise of pre-funded warrants (in Shares)				441,989
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares				$ 1				599,999				600,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Shares)				12,143
Issuance of convertible series A preferred stock		$ 2						200,000				200,000
Issuance of convertible series A preferred stock (in Shares)		20,000
Issuance of class A common stock for services				$ 4				286,692				286,696
Issuance of class A common stock for services (in Shares)				39,051
Issuance of class A common stock in connection with gernal release agreement								20,000				20,000
Issuance of class A common stock in connection with gernal release agreement (in Shares)				2,460
Conversion of convertible series A preferred stock into class A common stock		$ (36)		$ 15				(15)
Conversion of convertible series A preferred stock into class A common stock (in Shares)		(363,725)		147,899
Convertible series A preferred stock cumulative dividends								(2,250)				(2,250)
Convertible series A preferred stock dividend		$ 2						212,270		(212,270)
Convertible series A preferred stock dividend (in Shares)		21,227
Net Loss										(3,421,792)		(3,421,792)
Balance at Mar. 31, 2024		$ 8		$ 74		$ 389		$ 25,118,701		$ (24,849,319)		$ 269,853
Balance (in Shares) at Mar. 31, 2024		81,142		742,563		3,891,500